Related parties (Tables)	3 Months Ended
Mar. 31, 2020
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of March 31, 2020 and December 31, 2019 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2020	2019
	($ in thousands)
Credit receivables (current)	9,496	13,350
Total current receivables with related parties	9,946	13,350

Credit receivables (non-current)	22,733	21,355
Total non-current receivables with related parties	22,733	21,355

Credit payables (current)	18,450	23,979
Total current payables with related parties	18,450	23,979

Credit payables (non-current)	15,609	17,115
Total non-current payables with related parties	15,609	17,115

Related party transactions
The transactions carried out by entities included in these consolidated condensed interim financial statements with related parties not included in the consolidation perimeter of Atlantica, for the three-month periods ended March 31, 2020 and 2019 have been as follows:

	For the three-month period ended March 31,
	2020	2019
	($ in thousands)
Financial income	584	7
Financial expenses	(42)	(183)